Estimated Amortization Expense Relating to Intangible Assets Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 02, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2014	$ 1,399
2015	1,399
2016	1,399
2017	588
2018	188
Thereafter	62
Total future amortization expense	$ 5,035